ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX) (the “Portfolio”)

Supplement dated APRIL 1, 2024

to the Summary Prospectus, Statutory pROSPECTUS, AND Statement of
Additional Information (“SAI”) dated April 28, 2023,

as supplemented from time to time

Effective March 28, 2024, Charles Perkins became a Co-Portfolio Manager of the ALPS | Alerian Energy Infrastructure Portfolio. Therefore, effective immediately, the following changes are made to the Portfolio’s Summary Prospectus, Statutory Prospectus, and SAI:

The following information is added to the “Portfolio Managers” section of the Summary Prospectus and the “Summary Section – Portfolio Managers” section of the Statutory Prospectus:

“Charles Perkins, Associate Vice President, Portfolio Management & Research of the Adviser. Mr. Perkins has managed the Portfolio since March 2024.”

The following information is added to the “Portfolio Managers – Alerian Portfolio” section of the Statutory Prospectus:

“Charles Perkins, Associate Vice President, Portfolio Management & Research of the Adviser. Mr. Perkins is Co-Portfolio Manager of the Portfolio. Mr. Perkins also has oversight of the day-to-day operations of the Portfolio Management & Research department. He joined the Adviser as an Analyst in 2015. Prior to joining the Adviser, Mr. Perkins served as Senior Fund Accountant of ALPS Fund Services, where he was primarily responsible for day-to-day NAV calculations. Mr. Perkins has over 12 years financial services experience and graduated from the University of Colorado at Boulder with a B.S. in Finance.”

The following row is added to the “Other Accounts Managed by Portfolio Managers” table under the section titled “PORTFOLIO MANAGERS – Alerian Portfolio”:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts Managed	Total Assets Managed (in billions)	Number of Accounts Managed	Total Assets Managed (in billions)	Number of Accounts Managed	Total Assets Managed (in billions)
Charles Perkins	16	$11.91	0	$0	0	$0

*	Charles Perkins became a Portfolio Manager of the Portfolio in March 2024 and accordingly, information with respect to Charles Perkins is provided as of February 29, 2024.

The following row is added to the “Ownership of Securities – ALPS Alerian Energy Infrastructure Portfolio” table under the section titled “PORTFOLIO MANAGERS”:

Portfolio Manager	Ownership Range
Charles Perkins*	None

*	Charles Perkins became a Portfolio Manager of the Portfolio in March 2024 and accordingly, information with respect to Charles Perkins is provided as of February 29, 2024

 INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE